Basis of preparation	12 Months Ended
Mar. 31, 2019
Basis Of Preparation [Abstract]
Basis of preparation

1. Basis of preparation

Preparation of the financial statements

These consolidated financial statements have been prepared in accordance with the Companies Act 2006 as applicable to companies using International Financial Reporting Standards (IFRS), Article 4 of the IAS Regulation and International Accounting Standards (IAS) and IFRS and related interpretations, as adopted by the European Union. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board (the IASB) and interpretations as issued by the IFRS Interpretations Committee. The consolidated financial statements are prepared on a going concern basis.

These financial statements consolidate British Telecommunications plc, the parent company, and its subsidiaries (together the ‘group’, ‘us’, ‘we’ or ‘our’).

The consolidated financial statements are prepared on the historical cost basis, except for certain financial and equity instruments that have been measured at fair value. The consolidated financial statements are presented in sterling, the functional currency of British Telecommunications plc, the parent company.

New and amended accounting standards
effective during the year

The following standards have been adopted during the year and have a significant impact on the financial statements.

IFRS 15 ‘Revenue from Contracts with Customers’

Background

IFRS 15 sets out the requirements for recognising revenue and costs from contracts with customers and includes extensive disclosure requirements. It replaced IAS 18 ‘Revenue’ and related interpretations. The standard requires us to apportion revenue earned from contracts to individual promises, or performance obligations, on a relative stand-alone selling price basis, based on a five-step model.

Transition

We chose to adopt IFRS 15 using the cumulative effect method. Under this transition method:

–  the standard has been applied only to contracts in progress but not completed as at 1 April 2018

–  for contracts that were modified before 1 April 2018, the aggregate effect of all of the modifications that occurred before this date are reflected as at 1 April 2018

–  prior year comparatives have not been restated for the effect of IFRS 15 and continue to be reported under IAS 18. Instead our 1 April 2018 opening retained earnings have been adjusted for the full cumulative impact of adopting the standard.

Financial Impact

In the prior year Annual Report we estimated that the likely impact on transition at 1 April 2018 would produce a cumulative increase in retained earnings of between £1.1bn and £1.5bn before tax. The actual increase of £1.3bn before tax (£1.1bn after tax) has primarily been recorded as a contract asset and has led to an additional one-off cash tax payment equally split between 2018/19 and 2019/20.

The cumulative increase in retained earnings is mainly due to the acceleration of handset revenues and, to a lesser extent, deferral of costs, notably third party contract acquisition costs primarily associated with post pay contracts.

The financial impact of each business area is as follows:

– Under our previous accounting policy, mobile handset revenue was recognised based on the amount the customer pays for the handset when it is delivered to the customer. Generally mobile handsets are either provided free or for a small upfront charge. Under IFRS 15, additional revenue is allocated to the mobile handset at the start of the contract. This is calculated with reference to its relative standalone value within the contract, regardless of the contract pricing. For each mobile handset contract, the revenue recognition profile changes with greater day one recognition of revenue for the handset and a corresponding reduction in ongoing mobile service revenue over the contract period. The difference between the mobile handset revenue recognised and the amounts charged to the customer has been recognised as a contract asset. Over time, we expect the contract asset generated to remain at similar levels as old contracts expire and new ones are signed. However, we will see short-term volatility, for example around key handset launches. This primarily impacted Consumer, and to a lesser extent, mobile handset revenues in Enterprise in respect of the legacy EE business division. There is a similar effect in respect of subsidised equipment although this had a less significant impact due to its lower relative standalone value.

– Previously, sales commissions and other third party acquisition costs resulting directly from securing contracts with customers were expensed when incurred. Under IFRS 15, these costs are recognised as an asset, and amortised over the period in which the corresponding benefit is received, resulting in earlier profit recognition. The impact is greatest in Consumer in respect of third-party acquisition costs partially associated with post-pay contracts.

– The above two impacts are partly offset by the change in accounting for connections revenue. Previously, the group recognised connections revenue upon performance of the connection activity. Under IFRS 15, connections revenue is deferred and recognised on a straight-line basis over the associated line/circuit contractual period. This means that revenue and profits are recognised later. On transition this created a contract liability as revenue and profits are deferred to future periods. Openreach and Enterprise deliver the majority of this service and therefore experienced the majority of the impact. Over time, this liability is expected to remain at similar levels as old contracts expire and new ones are signed.

– We will provide for expected lifetime losses on contract assets as required by IFRS 9 as set out below.

– The IFRS 15 impact on other areas was not material. This included certain contract fulfilment costs which are recognised as an asset and amortised over the period in which benefit is received and certain expenses that are recognised as a deduction from revenue.

The impact of the adoption of IFRS 15 on opening retained earnings at 1 April 2018 is shown in note 2. The following tables show, for the year ended 31 March 2019, the impact had the IFRS 15 standard not been adopted on the financial statement line items affected for the income statement and balance sheet. There was no net impact on the key cash flow captions (net cash flow from operating activities, net cash flow from investing activities or net cash flow from financing activities).

Group income statement

Year ended 31 March 2019	As reported (IFRS 15) £m	Adjustments £m	Amounts without adoption of IFRS 15 (IAS 18) £m

Revenue	23,428	(252)	23,176
Operating costs	(20,004)	1	(20,003)
Operating profit	3,424	(251)	3,173
Profit before tax	2,898	(251)	2,647
Tax	(551)	48	(503)
Profit for the year	2,347	(203)	2,144

Group balance sheet

As at 31 March 2019	As reported (IFRS 15) £m	Adjustments £m	Amounts without adoption of IFRS 15 (IAS 18) £m
Non-current assets
Contract assets	249	(249)	—
Trade and other receivables	445	(149)	296
Current assets
Contract assets	1,353	(1,353)	—
Trade and other receivables	3,238	180	3,418
Current tax receivable	110	296	406
Current liabilities
Trade and other payables	5,827	1,313	7,140
Contract liabilities	1,225	(1,225)	—
Total assets less current liabilities	49,367	(1,363)	48,004
Non-current liabilities
Trade and other payables	1,479	102	1,581
Contract liabilities	200	(200)	—
Equity
Retained earnings	10,191	(1,265)	8,926
Total equity and non-current liabilities	49,367	(1,363)	48,004

Group cash flow statement

Disclosures

IFRS 15 requires additional disclosures in our Annual Report. To reflect these expanded requirements we have added a dedicated revenue note (note 6). The key disclosure changes are as follows:

–

we have changed our revenue disclosures to comply with the requirements to disaggregate revenue recognised from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and associated cash flows are affected by economic factors

–	we have provided further detail around contract balances and their movements in the year
–

we have provided an aggregate amount of the transaction price allocated to performance obligations that are unsatisfied as at the end of the reporting period and an explanation of when these are expected to be recognised as revenue.

IFRS 9 ‘Financial Instruments’

IFRS 9 sets out requirements for classification, measurement, impairment and de-recognition of financial assets and liabilities, and includes a new hedge accounting model. It replaces IAS 39 ‘Financial Instruments: Recognition and Measurement’. The standard has not had a material impact on our results, with the key impacts set out below.

Impairment of financial assets

We have revised the methodologies we use to impair financial assets to reflect the forward-looking ‘expected credit loss’ model introduced by IFRS 9, in contrast to the backward-looking ‘incurred credit loss’ model used under IAS 39. As a result we now recognise a loss allowance for all expected credit losses on initial recognition of financial assets, including trade receivables and the contract assets recognised on transition to IFRS 15. Providing for loss allowances on our existing financial assets has not had a material impact on the financial statements.

Classification of financial instruments

IFRS 9 introduces new categories of financial instrument: fair value through profit and loss, fair value through other comprehensive income, and amortised cost. These replace the IAS 39 categories of fair value through profit and loss, available-for-sale, loans and receivables, and held-to-maturity.

We have reclassified our financial instruments based on these new categories. Certain investments in liquidity funds, disclosed in note 21, were classified as available-for-sale under IAS 39 but have been reclassified to amortised cost under IFRS 9, because they are held to collect contractual cash flows. All other financial instruments classified as available-for-sale under IAS 39, including all equity instruments, have been reclassified as fair value through other comprehensive income under IFRS 9. All financial instruments previously classified as loans and receivables and held-to-maturity under IAS 39, including amounts owed by and due to the immediate and ultimate parent company, have been reclassified as amortised cost under IFRS 9. The classification of all instruments classified as fair value through profit and loss under IAS 39 is unchanged under IFRS 9.

Reclassification of liquidity fund investments has not had a material impact on the accounting as they are short-term in nature and amortised cost can reasonably be expected to equate to fair value. The reclassifications have not changed the accounting for any other instruments and therefore their carrying amounts are unchanged under IFRS 9.

Hedging

We have chosen to adopt the IFRS 9 hedge accounting requirements because they enable us to our align hedge accounting more closely with our risk management activities in the future. Adoption of the revised requirements has had no impact on the effectiveness of our existing hedges, however it has been necessary for us to revise hedge documentation to ensure compliance with enhanced IFRS 9 documentation requirements.

We have taken the exemption not to restate comparative information for prior periods with respect to classification and measurement requirements, including the move to the expected credit loss model. Consequently, we have not restated prior period comparatives on adoption of IFRS 9.

Other standards

The following amended standards and interpretations were also effective during the year, however they have not had a significant impact on our consolidated financial statements.

- Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2)

- Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts (Amendments to IFRS 4)

- Transfers of investment property (Amendments to IAS 40)

- Annual Improvements to IFRS Standards 2014–2016 Cycle – various standards

- IFRIC 22 Foreign currency transactions and advance consideration

New and amended accounting standards that have been issued but are not yet effective

IFRS 16 ‘Leases’ is effective for the accounting period starting 1 April 2019 and will have a material impact on our financial statements.

Background

IFRS 16 was published in January 2016 and replaces IAS 17 ‘Leases’ and related interpretations. The standard requires lessees to recognise a right-of-use asset and lease liability for all leases meeting the lease definition set out by the standard unless certain exemptions are available. Accounting for lessors is largely unchanged.

Transition

We will adopt IFRS 16 on a modified retrospective basis. On transition, remaining payments payable under lease arrangements will be discounted using an appropriate incremental borrowing rate and recognised as lease liabilities. Right-of-use assets will be recognised equivalent to the lease liability, adjusted for any pre-existing prepaid lease payments, accrued lease expenses, and related onerous lease and decommissioning provisions.

We will recognise the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings at 1 April 2019, i.e. the date of initial application. Results in the 2019/20 financial year will be reported under IFRS 16 and the Annual Report 2020 will be the first Annual Report to include the results on this basis.

We have made significant progress in implementing the standard. A cross-functional project team has been engaged in identifying arrangements in scope of IFRS 16, determining appropriate accounting policies and judgements, and implementing a system solution capable of quantifying the impact of the standard and processing accounting entries on a business-as-usual basis.

Practical expedients

We have elected to make use of the following practical expedients and exemptions available under IFRS 16:

- low-value leases and short-term leases will be excluded from IFRS 16 accounting, i.e. they will be accounted for in the same manner as operating leases currently are

- onerous lease provisions in existence at the date of initial adoption will be derecognised and applied against the corresponding right-of-use asset as a proxy for impairment

- leases of intangible assets such as software licenses will continue to be accounted for under IAS 38 ‘Intangible Assets’

- where we are lessee in a contract containing both lease components and non-lease components, we will account for the arrangement as though it comprises a single lease component

- initial direct costs will be excluded when measuring the right-of-use asset

- hindsight will be used when assessing the lease term.

Anticipated impact

BT as lessee

All arrangements previously disclosed as operating lease commitments will now be recognised on the balance sheet. A key driver will be group’s portfolio of leased land and buildings, the majority of which is currently recognised off balance sheet following a sale and operating leaseback transaction in 2001. Cell and switch site leases represent another material element, due to the long lease terms associated with these arrangements.

On the basis of progress made in implementing the standard, we expect the following impact on adoption:

- lease liabilities of between £5.6bn - £6.6bn will be recognised as a result of bringing operating lease commitments onto the balance sheet. Corresponding right-of-use assets will be recognised, adjusted for accrued lease payments and provisions currently recognised as liabilities. We do not anticipate a material impact on retained earnings due to the transition options selected

- the increase in liabilities will have a corresponding impact on net debt and gearing ratios

- depreciation expense and interest expense will replace the current operating lease expense, resulting in increased EBITDA

- profit after tax will see a reduction in the periods immediately following transition to IFRS 16, driven by interest expense charged in respect of the new leases being ‘frontloaded’ when compared to the previous straight-line operating lease expense

- within the cash flow statement, lease payments will now be presented within cash flows from operating activities and cash flows from financing activities in respect of depreciation and interest expense respectively. The timing of cash flows will remain unchanged.

BT as lessor

Lessor accounting is substantially unchanged under IFRS 16 and we do not expect the standard to have a material impact on the accounting for arrangements currently identified as leases. However, “last mile” arrangements provided by Openreach to communications providers and currently accounted for as service contracts meet the revised IFRS 16 lease definition, with Openreach as lessor.

Connection fees received will now be deferred over the lease term, which is longer than the current contractual deferral period as it also covers the duration that we are ‘reasonably certain’ that communications providers will retain the use of the line beyond the contractual period. We have determined that this is 6 months for all last mile arrangements with the exception of FTTP, which is unchanged. Additional deferred income will be recognised in respect of active arrangements at the transition date, with a corresponding adjustment to retained earnings. This is not expected to have a material impact on the balance sheet or income statement.

Other standards

The following standards and interpretations are applicable in future periods but are not expected to have a significant impact on the consolidated financial statements.

- IFRIC 23 Uncertainty over Tax Treatments

- IFRS 17 Insurance Contracts

Presentation of specific items

Our income statement and segmental analysis separately identify trading results before specific items (‘adjusted’). The directors believe that presentation of our results in this way is relevant to an understanding of our financial performance, as specific items are identified by virtue of their size, nature or incidence.

This presentation is consistent with the way that financial performance is measured by management and reported to the Board and the Executive Committee of BT Group plc and assists in providing a meaningful analysis of our trading results. In determining whether an event or transaction is specific, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence.

Furthermore, we consider a columnar presentation to be appropriate, as it improves the clarity of the presentation and is consistent with the way that financial performance is measured by management and reported to the Board and the Executive Committee of BT Group plc.

Specific items may not be comparable to similarly titled measures used by other companies. Examples of charges or credits meeting the above definition and which have been presented as specific items in the current and/or prior years include acquisitions/disposals of businesses and investments, regulatory settlements, historical insurance or litigation claims, business restructuring programmes, asset impairment charges, property rationalisation programmes, net interest on pensions and the settlement of multiple tax years. In the event that other items meet the criteria, which are applied consistently from year to year, they are also treated as specific items.

Specific items for the current and prior years are disclosed in note 10.